Debt instruments (Details) - USD ($)				12 Months Ended
	Jul. 21, 2022	Jul. 30, 2021	May 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Feb. 15, 2017
Debt Instruments
Unamortised issuance costs					$ (6,064,000)
Accrued coupon interest				$ 13,569,000	30,416,000
Amount due for settlement within 12 months				12,787,000	35,359,000
Amount due for settlement after 12 months				330,655,000	404,938,000
Total debt instruments				343,442,000	440,297,000
Refinancing charge		$ 90,800,000			90,800,000
Effective interest rate		9.096%
Refinancing adjustment		$ 6,462,000
Proceeds from borrowings				898,586,000	659,083,000	$ 177,593,000
Advisory fees		31,700,000
Market value of shares issued to the bondholders and underwriters		51,600,000
Secured Super Senior Notes [Member] | Financial assets at amortised cost, class [member]
Debt Instruments
Notes receivable				19,048,000
Accrued Coupon Interest [Member] | Financial assets at amortised cost, class [member]
Debt Instruments
Notes receivable				$ 783,000
Senior Notes due 2022
Debt Instruments
Principal amount								$ 350,000,000
Fixed Interest Rate								9.375%
Secured Super Senior Notes [Member]
Debt Instruments
Unamortized issuance cost recognized as finance expense	$ 6,000,000
Principal amount		$ 60,000,000
Fixed Interest Rate		9.00%
Redemption price of notes	100.00%
Redemption price of notes at change of control	100.00%
Secured Super Senior Notes [Member] | Ferroglobe Finance Company, PLC [Member]
Debt Instruments
Principal amount		$ 60,000,000	$ 60,000,000
Fixed Interest Rate		9.00%	9.00%
Proceeds from borrowings			$ 40,000,000
Percentage of Repurchase				101.00%
Secured Reinstated Senior Notes [Member]
Debt Instruments
Principal amount		$ 345,058,000
Fixed Interest Rate		9.375%		9.375%
Fair value of notes				$ 349,609,000
Exchange Percentage		98.588%
Debt repurchase amount							$ 19,050,000.00
Accrued interest							641,000
Debt repurchase, face amount							$ 19,120,000
Debt repurchase price per share							$ 1.01
Cash fee		$ 51,611,000
Conversion Price		1,000
Percentage of Repurchase				101.00%
Percentage of guarantor coverage test				90.00%
Outstanding upfront fees capitalized		$ 1,000,000
Unsecured Stub Notes [Member]
Debt Instruments
Total debt instruments					$ 4,900,000
Redemption price of notes					100.00%
Financial liabilities at amortised cost, category [member] | Secured Super Senior Notes [Member]
Debt Instruments
Notes issued					$ 60,000,000
Financial liabilities at amortised cost, category [member] | Secured Reinstated Senior Notes [Member]
Debt Instruments
Notes issued				$ 349,704,000	351,003,000
Financial liabilities at amortised cost, category [member] | Unsecured Stub Notes [Member]
Debt Instruments
Notes issued					$ 4,942,000